Victory Funds

Victory INCORE Investment Quality Bond Fund

Victory INCORE Low Duration Bond Fund

(the “Funds”)

Supplement dated September 3, 2019

to the Prospectus dated May 1, 2019 (“Prospectus”)

Effective September 9, 2019, S. Brad Fush and Gregory D. Oviatt will resign as portfolio managers of the Funds. All references to Mr. Fush and Mr. Oviatt in the Prospectus are to be deleted as of that date.

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Funds

Supplement dated September 3, 2019

to the Statement of Additional Information

dated May 1, 2019 (“SAI”), as supplemented August 23, 2019

Effective September 9, 2019, S. Brad Fush and Gregory D. Oviatt will resign as portfolio managers of the Victory INCORE Investment Quality Bond Fund and Victory INCORE Low Duration Bond Fund. All references to Mr. Fush and Mr. Oviatt in the SAI are to be deleted as of that date.

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Funds

Victory INCORE Total Return Bond Fund

(the “Fund”)

Supplement dated September 3, 2019

to the Prospectus dated November 1, 2018 (“Prospectus”)

Effective September 9, 2019, S. Brad Fush will resign as a portfolio manager of the Fund. All references to Mr. Fush in the Prospectus are to be deleted as of that date.

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Funds

Supplement dated September 3, 2019

to the Statement of Additional Information

dated November 1, 2018 (“SAI”), as supplemented August 5, 2019

Effective September 9, 2019, S. Brad Fush will resign as a portfolio manager of the INCORE Total Return Bond Fund. All references to Mr. Fush in the SAI are to be deleted as of that date.

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.